Share-Based Compensation (Details) - Schedule of Award Activity		12 Months Ended
		Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares
Schedule of Award Activity [Abstract]
Number of options, Outstanding Beginning	[1]	1,035,000	1,035,000	1,050,000	1,050,000
Weighted- average exercise price, Outstanding Beginning | (per share)		¥ 2	$ 0.01	¥ 2
Weighted- average grant-date fair value, Outstanding Beginning | (per share)		¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Outstanding Beginning		6 years 9 months 18 days	6 years 9 months 18 days	7 years 9 months 18 days	7 years 9 months 18 days
Aggregate intrinsic Value, Outstanding Beginning		¥ 603	$ 4.4	¥ 268
Number of options, Granted	[1]
Weighted- average exercise price, Granted | (per share)
Weighted- average grant-date fair value, Granted | (per share)
Weighted- average remaining contractual term, Granted
Number of options, Forfeited	[1]			(15,000)	(15,000)
Weighted- average exercise price, Forfeited | (per share)				¥ 2
Weighted- average grant-date fair value, Forfeited | (per share)				¥ 2
Weighted- average remaining contractual term, Forfeited
Number of options, Outstanding Ending	[1]	1,035,000	1,035,000	1,035,000	1,035,000
Weighted- average exercise price, Outstanding Ending | (per share)		¥ 2	$ 0.01	¥ 2	$ 0.01
Weighted- average grant-date fair value, Outstanding Ending | (per share)		¥ 2	$ 0.01	¥ 2	$ 0.01
Weighted- average remaining contractual term, Outstanding Ending		5 years 9 months 18 days	5 years 9 months 18 days	6 years 9 months 18 days	6 years 9 months 18 days
Aggregate intrinsic Value, Outstanding Ending		¥ 603	$ 4.4	¥ 603	$ 4.4
Number of options, Vested	[1]	1,035,000		1,035,000		1,035,000
Weighted- average exercise price, Vested | (per share)		¥ 2		¥ 2		$ 0.01
Aggregate intrinsic Value, Vested		¥ 603		¥ 603		$ 4.4
Number of options, Exercisable	[1]

[1]	Retrospectively restated for the effect of share a 50-for-1 and a 100-for-1 forward split on July 16, 2019 and October 25, 2021, respectively.